Note 20 - Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended December 31,
	2012	2013	2014

Net loss attributable to China Finance Online Co. Limited	$(11,855,207)	$(8,573,128)	$(7,167,849)

Weighted average ordinary shares outstanding used in computing basic net loss per share	108,983,249	109,019,513	109,385,712

Weighted average ordinary shares outstanding used in computing diluted net loss per share	108,983,249	109,019,513	109,385,712

Net loss per share attributable to China Finance Online Co. Limited
- basic	$(0.11)	$(0.08)	$(0.07)
- diluted	$(0.11)	$(0.08)	$(0.07)